Liability for Pension and Other Retirement Benefits (Details 7) (Pension Plans, Defined Benefit [Member]) In Thousands	Mar. 31, 2011 Level 1 [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Cash [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Cash [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Cash [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Japanese Equity Securities [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Foreign Equity Securities [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Equity Pooled Funds [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Government bonds and municipal bonds [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Corporate Bonds [Member] USD ($)	Mar. 31, 2010 Level 1 [Member] Corporate Bonds [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Life insurance company general accounts [Member] USD ($)	Mar. 31, 2010 Level 1 [Member] Life insurance company general accounts [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Other [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Other [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Other [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Cash [Member] USD ($)	Mar. 31, 2010 Level 2 [Member] Cash [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Japanese Equity Securities [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Foreign Equity Securities [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Equity Pooled Funds [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Government bonds and municipal bonds [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Corporate Bonds [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Corporate Bonds [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Corporate Bonds [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Life insurance company general accounts [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Life insurance company general accounts [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Life insurance company general accounts [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Other [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Other [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Other [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] USD ($)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Cash [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Cash [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Japanese Equity Securities [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Foreign Equity Securities [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Equity Pooled Funds [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Government bonds and municipal bonds [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Corporate Bonds [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Corporate Bonds [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Life insurance company general accounts [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Life insurance company general accounts [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Other [Member] USD ($)	Mar. 31, 2011 Level 3 [Member] Other [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] Other [Member] JPY (¥)	Mar. 31, 2011 Cash [Member] USD ($)	Mar. 31, 2011 Cash [Member] JPY (¥)	Mar. 31, 2010 Cash [Member] JPY (¥)	Mar. 31, 2011 Japanese Equity Securities [Member] USD ($)	Mar. 31, 2011 Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Equity Securities [Member] USD ($)	Mar. 31, 2011 Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Equity Pooled Funds [Member] USD ($)	Mar. 31, 2011 Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2010 Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Government bonds and municipal bonds [Member] USD ($)	Mar. 31, 2011 Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2010 Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2011 Corporate Bonds [Member] USD ($)	Mar. 31, 2011 Corporate Bonds [Member] JPY (¥)	Mar. 31, 2010 Corporate Bonds [Member] JPY (¥)	Mar. 31, 2011 Life insurance company general accounts [Member] USD ($)	Mar. 31, 2011 Life insurance company general accounts [Member] JPY (¥)	Mar. 31, 2010 Life insurance company general accounts [Member] JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2010 Other [Member] JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Fair values of benefit plan assets
Plan assets	$ 580,687	¥ 48,197,000	¥ 58,399,000	$ 58,097	¥ 4,822,000	¥ 4,486,000	$ 91,193	¥ 7,569,000	¥ 13,730,000	$ 183,409	¥ 15,223,000	¥ 17,358,000	$ 51,229	¥ 4,252,000	¥ 2,650,000	$ 196,301	¥ 16,293,000	¥ 20,030,000	$ 0	¥ 0	$ 0	¥ 0	$ 458	¥ 38,000	¥ 145,000	$ 525,880	¥ 43,648,000	¥ 35,581,000	$ 0	¥ 0	$ 4,651	¥ 386,000	¥ 0	$ 52,711	¥ 4,375,000	¥ 0	$ 6,879	¥ 571,000	¥ 0	$ 44,651	¥ 3,706,000	¥ 1,245,000	$ 60,543	¥ 5,025,000	¥ 4,698,000	$ 348,578	¥ 28,932,000	¥ 29,638,000	$ 7,867	¥ 653,000	¥ 0	$ 5,373	¥ 446,000	¥ 423,000	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 5,373	¥ 446,000	¥ 423,000	$ 58,097	¥ 4,822,000	¥ 4,486,000	$ 95,844	¥ 7,955,000	¥ 13,730,000	$ 236,120	¥ 19,598,000	¥ 17,358,000	$ 58,108	¥ 4,823,000	¥ 2,650,000	$ 240,952	¥ 19,999,000	¥ 21,275,000	$ 60,543	¥ 5,025,000	¥ 4,698,000	$ 348,578	¥ 28,932,000	¥ 29,638,000	$ 13,698	¥ 1,137,000	¥ 568,000	$ 1,111,940	¥ 92,291,000	$ 1,137,386	¥ 94,403,000	¥ 88,252,000